DWS VARIABLE SERIES II

    SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS OF THE LISTED PORTFOLIO:

                             ----------------------

                    DWS Alternative Asset Allocation Plus VIP

Effective on or about May 4, 2009, Deutsche Investments Australia Limited ("DIAL") will no longer provide subadvisory services in connection with direct investments in gold and precious metals securities.

















               Please Retain This Supplement for Future Reference


April 24, 2009
VSDAAAPF-3600